Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Loar Holdings Inc.
Entity Central Index Key	0002000178
Entity Emerging Growth Company	false
Entity File Number	001-42030
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2665180
Entity Address, Address Line One	20 New King Street
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10604
City Area Code	914
Local Phone Number	909-1311
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	LOAR
Security Exchange Name	NYSE